UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: June 30, 2011
     Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL May 10, 2011


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $111,929
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP CMN                   Com              000361105     1851    68317 SH       Sole                    68317
ANALOGIC CORP COM PAR $0.05    Com              032657207     4812    91502 SH       Sole                    91502
ARMSTRONG WORLD INDS INC NEW   Com              04247x102     9233   202650 SH       Sole                   202650
ARUBA NETWORKS INC             Com              043176106     2131    72111 SH       Sole                    72111
ASTEC INDUSTRIES INC           Com              046224101     4886   132124 SH       Sole                   132124
ATLAS AIR WORLDWIDE HLDGS INC  Com              049164205     5523    92815 SH       Sole                    92815
BALL CORP COM                  Com              058498106      749    19481 SH       Sole                    19481
CACI INTL INC                  Com              127190304     6582   104347 SH       Sole                   104347
CONSOLIDATED GRAPHICS COM      Com              209341106     1396    25399 SH       Sole                    25399
DSW INC CL A                   Com              23334L102      649    12832 SH       Sole                    12832
ENERSYS COM                    Com              29275y102     3432    99696 SH       Sole                    99696
GOODRICH CORP                  Com              382388106      341     3570 SH       Sole                     3570
HUNT JB TRANS SVC INC COM      Com              445658107     6035   128162 SH       Sole                   128162
INNERWORKINGS INC              Com              45773Y105     1348   161675 SH       Sole                   161675
INSITUFORM TECHNOLOGIES INC    Com              457667103     5043   240489 SH       Sole                   240489
INSPERITY INC                  Com              45778q107     3436   116056 SH       Sole                   116056
INTERFACE INC CL A             Com              458665106     4637   239379 SH       Sole                   239379
LA-Z-BOY CHAIR CO              Com              505336107      854    86564 SH       Sole                    86564
LEGGETT & PLATT INC            Com              524660107     1706    69974 SH       Sole                    69974
MADDEN STEVEN LTD COM          Com              556269108     7061   188234 SH       Sole                   188234
MANTECH INTL CORP CL A         Com              564563104     2520    56724 SH       Sole                    56724
OPNET TECHNOLOGIES INC         Com              683757108      351     8582 SH       Sole                     8582
OWENS CORNING                  Com              690742101     5808   155500 SH       Sole                   155500
Oxford Industries Inc          Com              691497309      397    11768 SH       Sole                    11768
PLANTRONICS INC NEW            Com              727493108      672    18391 SH       Sole                    18391
QUANEX BUILDING PRODUCTS CORP  Com              747619104      221    13477 SH       Sole                    13477
REGAL ENTERTAINMENT GROUP      Com              758766109     3978   322121 SH       Sole                   322121
RICHARDSON ELECTRS COM         Com              763165107     5439   400252 SH       Sole                   400252
ROADRUNNER TRNSN SVCS HLDG INC Com              76973Q105     2541   168509 SH       Sole                   168509
SEALY CORP                     Com              812139301      709   280269 SH       Sole                   280269
SONIC AUTOMOTIVE INC           Com              83545g102     2940   200661 SH       Sole                   200661
STANDARD MICROSYSTEMS COM      Com              853626109     4029   149287 SH       Sole                   149287
STEELCASE INC-MICH CL A        Com              858155203     1708   150000 SH       Sole                   150000
STONERIDGE INC                 Com              86183p102     3375   228984 SH       Sole                   228984
TEMPUR-PEDIC INTL INC. CMN     Com              88023u101     1363    20098 SH       Sole                    20098
ZEBRA TECHNOLOGIES CORP-CL A   Com              989207105     4171    98898 SH       Sole                    98898